Own Shares (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Issue of shares, treasury shares (in shares)	1,199,156	1,930,957
Treasury shares	$ 58.5	$ 23.2
Repurchase of own shares	44.1
Share-based payments	0.0	0.0	$ 0.0
Own Shares
Disclosure of classes of share capital [line items]
Repurchase of own shares	44.1
Share-based payments	$ 33.4	$ 6.4	$ 1.2
Non-voting Ordinary Shares of $0.000165 Number
Disclosure of classes of share capital [line items]
Issue of equity (in shares)	715,627